CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts | $	$ 14,124	$ 12,667
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	13,291,028	4,206,327
Ordinary shares, shares outstanding	13,291,028	4,206,327